LAND USE RIGHTS, NET (Tables)	12 Months Ended
Sep. 30, 2019
Land Use Rights [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]	Land use rights, net consist of the following:

	September 30,
	2018	2019
	RMB	RMB
Land use rights	22,275	16,564
Accumulated amortization	(5,711)	(3,651)

Land use rights, net	16,564	12,913